Reporting entity and group information (Details) - Schedule of consolidated financial statements	12 Months Ended
Dec. 31, 2022
ADS-TEC Energy PLC [Member]
Condensed Financial Statements, Captions [Line Items]
Location	Dublin
Country	Ireland
Shareholding Direct or indirect	Parent company
ads-tec Energy GmbH [Member]
Condensed Financial Statements, Captions [Line Items]
Location	Nürtingen
Country	Germany
Shareholding Direct or indirect	100%
ads-tec Energy, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Location	Sarasota
Country	USA
Shareholding Direct or indirect	100%